Summary of significant accounting policies- Others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥)
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%	50.00%
Reclassification of comparative figures
Impact of the retrospective reclassification on cash flows from operating activities	$ 22,496	¥ 150,975	¥ 125,805	¥ 82,854
Impact of the retrospective reclassification on cash flows from investing activities	(22,509)	(151,060)	(83,764)	(79,579)
Impact of the retrospective reclassification on effect of exchange rate changes	$ 484	3,245	(6,065)	2,038
ASU 2016-18 | Adjustment
Reclassification of comparative figures
Impact of the retrospective reclassification on cash flows from operating activities | ¥			634	2,528
Impact of the retrospective reclassification on cash flows from investing activities | ¥			126	(1,215)
Impact of the retrospective reclassification on effect of exchange rate changes | ¥			2	(4)
PRC
Statutory reserves
Appropriation to statutory reserves | ¥		¥ 690	¥ 298	¥ 836
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%	125.00%
Share repurchase for purpose of certain equity investment plans for management
Treasury shares
Number of ordinary shares included in treasury shares account | shares	149,903,376	149,903,376	166,316,768
Share repurchase for purpose of certain equity investment plans for management | Before the Share Subdivision
Treasury shares
Number of ordinary shares included in treasury shares account | shares	18,737,922	18,737,922	20,789,596
Company's share of an equity method investee's in the Company | Suning
Treasury shares
Number of ordinary shares included in treasury shares account | shares			33,302,848
Company's share of an equity method investee's in the Company | Suning | Before the Share Subdivision
Treasury shares
Number of ordinary shares included in treasury shares account | shares			4,162,856